Earning Per Share (Details) - Schedule of Computation of Basic and Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss applicable to shareholders of Ordinary Shares		$ (3,957)	$ (4,220)
Denominator:
Weighted average shares used in computing basic net loss per share	[1]	1,821,304,184	1,202,110,110
Net loss per share of Ordinary Share, basic		$ 0	$ 0

[1]	Including ordinary shares held in abeyance.